TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 8,452,671		S/ 7,443,760
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	7,062,380		6,226,648
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,156,368		998,434
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	233,923		218,678
Direct claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,366,670		1,180,852
Direct claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	732,868		626,871
Direct claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	562,430		484,608
Direct claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	71,372		69,373
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	7,086,001	S/ 6,262,908	6,262,908	S/ 5,848,192
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	6,329,512	5,599,777	5,599,777	5,128,974
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	593,938	513,826	513,826	574,435
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 162,551	S/ 149,305	S/ 149,305	S/ 144,783